At NAV [Member] Average Annual Total Returns		1 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.56%	15.32%	18.13%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.37%	13.59%	14.59%
At NAV [Member] | C000264029 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.17%	15.17%	16.66%
Performance Inception Date	[1]	Mar. 16, 2026
At NAV [Member] | C000264029 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.61%	10.54%	13.12%
Performance Inception Date	[1]	Mar. 16, 2026
At NAV [Member] | C000264029 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.09%	11.12%	12.91%
Performance Inception Date	[1]	Mar. 16, 2026

[1]	The Fund’s performance prior to March 16, 2026 reflects returns achieved by Class Institutional 3 shares of Columbia Integrated Large Cap Growth Fund (the Predecessor Fund), a series of Columbia Funds Series Trust II. Performance information has not been adjusted to reflect any differences in fees and expenses between the Predecessor Fund and the Fund. If differences in fees and expenses were reflected or had the Predecessor Fund been structured as an ETF, the returns for all periods shown may have differed. The Predecessor Fund was managed by the same investment manager and its investment objective and investment strategy were substantially similar to those of the Fund. The Predecessor Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Former Predecessor Fund), a series of BMO Funds, Inc. The Former Predecessor Fund was managed by BMO Asset Management Corp. and its investment objective and investment strategy were substantially similar to those of the Predecessor Fund.